Business Realignment Charges - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	$ 63,575,000	$ 8,354,000	$ 12,669,000
Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	38,874,000	3,880,000	1,020,000
Loss (Gain) on Disposal of Assets [Member]
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	1,331,000	1,918,000	632,000
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Severance payments	31,000,000
Restructuring Reserve, Current	62,000,000
Industrial
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	101,524,000	12,234,000	14,321,000
Number of employees used for severance costs	1,581	725	521
Aerospace Segment [Member]
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	925,000	0	0
Number of employees used for severance costs	44	0	0
Other Expense [Member]
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	$ 1,331,000	$ 1,918,000
Number of employees used for severance costs	98